Amounts Due to Related Party and Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Convertible notes payable to Dr. Michael Dent carried at fair value		$ 4,256,099	$ 671,025
Face value of convertible notes payable to Dr. Michael Dent carried at amortized value		656,692	2,315,000
Less: unamortized discounts on convertible notes payable			(494,104)
Carrying value of convertible notes payable to Dr. Michael Dent		4,912,791	2,491,921
Undocumented advances payable to Dr. Michael Dent		319,840	420,000
Deferred compensation payable to Dr. Michael Dent		300,600	300,600
Notes payable and other amounts due to related party, net	$ 6,480,677	$ 5,533,231	$ 3,212,521